Label	Element	Value
Class S Perspectus | Alger Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Capital Appreciation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Capital Appreciation Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 61.90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Portfolio's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, and health care sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Portfolio involves risks. The Portfolio's share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Portfolio's net asset value can decrease more quickly than if the Fund had not borrowed.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio's share price may go down, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class S Shares as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q2 2009 20.71%	Worst Quarter: Q4 2008 -22.60%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.60%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2017
Class S Perspectus | Alger Capital Appreciation Portfolio | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 25, 1995
Class S Perspectus | Alger Capital Appreciation Portfolio | Alger Capital Appreciation Portfolio Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,466
Annual Return 2008	rr_AnnualReturn2008	(45.26%)
Annual Return 2009	rr_AnnualReturn2009	50.69%
Annual Return 2010	rr_AnnualReturn2010	13.63%
Annual Return 2011	rr_AnnualReturn2011	(0.63%)
Annual Return 2012	rr_AnnualReturn2012	17.89%
Annual Return 2013	rr_AnnualReturn2013	34.79%
Annual Return 2014	rr_AnnualReturn2014	13.45%
Annual Return 2015	rr_AnnualReturn2015	5.91%
Annual Return 2016	rr_AnnualReturn2016	0.22%
Annual Return 2017	rr_AnnualReturn2017	30.74%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.74%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.24%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.83%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.01%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2002	[1]

[1]	Performance of the Portfolio's Class S Shares prior to May 1, 2002 reflects the performance of the Portfolio's Class I-2 Shares, as adjusted to reflect the higher expenses of Class S Shares.